Contract Assets, Net	12 Months Ended
Dec. 31, 2024
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Contract Assets, Net
5	CONTRACT ASSETS, NET

	As of December 31,
	2023	2024
	RMB	RMB	US$
Contract assets	81,538	75,711	10,372
Allowance for credit losses	(58,790)	(61,856)	(8,474)

	22,748	13,855	1,898

The movements in the provision for contract assets and allowance for credit losses were as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	14,478	35,770	58,790	8,054
Provisions	21,292	23,020	3,066	420

Balance at the end of the year	35,770	58,790	61,856	8,474

For the year ended December 31, 2023 and 2024, the Group recorded a specific provision for credit losses of RMB22,148 and nil separately for two customers assessed individually with different economic characteristics than the general pool of accounts receivable.